Derivative Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) $ in Millions							3 Months Ended						9 Months Ended	12 Months Ended
	Feb. 10, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jul. 08, 2019 USD ($)	Jan. 25, 2019 USD ($)	Jan. 25, 2019 USD ($)	Mar. 28, 2018 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2020	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	Aug. 03, 2020 USD ($)	Feb. 10, 2020 CAD ($)	Dec. 09, 2019 CAD ($)	Jul. 08, 2019 CAD ($)	Jan. 29, 2019 USD ($)	Jan. 25, 2019 CAD ($)	Jan. 24, 2019 USD ($)	Oct. 11, 2018 CAD ($)	Mar. 28, 2018 CAD ($)
Derivative [Line Items]
Foreign currency forward contract gains (loss)	$ 500,000		$ 600,000	$ 2,100,000	$ 2,100,000	$ 2,200,000	$ (988,609)	$ (1,932,451)	$ 4,566,795	$ (84,696)	$ (1,039,585)	$ (846,581)		$ (3,226,682)		$ 5,251,438		$ (4,101,495)
Derivative, notional amount																						$ 95	$ 161,200,000	$ 90		$ 112	$ 101
Subsequent Event
Derivative [Line Items]
Foreign currency forward contract gains (loss)	$ 500,000
Interest Rate Caps
Derivative [Line Items]
Derivative, notional amount																			$ 80,000,000
Effective interest rate cap on derivative instrument																			0.50%
Foreign Currency Forward
Derivative [Line Items]
Derivative, notional amount																				$ 95	$ 95	$ 95		$ 95
Foreign currency forward, maturity date	Feb. 10, 2021												Feb. 10, 2021	Feb. 10, 2020	[1]	Jan. 28, 2019	[2]
Foreign Currency Forward | Subsequent Event
Derivative [Line Items]
Derivative, notional amount																				$ 95
Foreign currency forward, maturity date	Feb. 10, 2021
Interest Rate Swaps
Derivative [Line Items]
Derivative, notional amount																									$ 161,000,000
Interest Rate Swaps | Senior Term Loan | Termination
Derivative [Line Items]
Derivative, notional amount		$ 75,700,000												$ 75,700,000
Settlement payment of interest rate swaps		$ 600,000

[1]	We settled this forward on February 10, 2020, receiving a net settlement of approximately $0.5 million and simultaneously entered into another $95 million CAD foreign currency forward with a maturity date of February 10, 2021.
[2]	We settled this foreign currency forward on January 25, 2019 and received a settlement of approximately $2.1 million